RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Payables to clients
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to directors and officers	$ 47,882		$ 29,322		$ 44,480
Directors and officers and their spouses | Brokerage Services and Margin Loans
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues earned	$ 394	$ 952	$ 528	$ 1,255